Registration Nos. 333-179997

811-21438

SECURITIES AND EXCHANGE COMMISSION

100 F Street, N.E.

Room 1680

WASHINGTON, D.C. 20549

202-551-5850

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

POST-EFFECTIVE AMENDMENT NO. 15

and

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

Amendment No. 17

THE GUARDIAN SEPARATE ACCOUNT R

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

10 Hudson Yards, New York, New York 10001

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8714

Patrick D. Ivkovich, Senior Counsel

The Guardian Insurance & Annuity Company, Inc.

10 Hudson Yards

New York, New York 10001

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on September 15, 2021 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required for such rule for the Registrant’s most recent fiscal year was filed on March 18, 2021.

EXPLANATORY NOTE: The prospectus and the statement of additional information for Guardian Investor II Variable Annuity, B Series and L Series, included in Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (333-179997 and 811-21438) filed on April 28, 2021 pursuant to paragraph (b) of Rule 485 are incorporated herein by reference.

PROSPECTUS SUPPLEMENT

September 15, 2021

for

GUARDIAN INVESTOR IIsm VARIABLE ANNUITY

ISSUED BY

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2021 for Guardian Investor IIsm Variable Annuity, B Series and L Series, variable annuity contracts (the “Contracts”) issued through The Guardian Separate Account R (the “Separate Account”). Special terms not defined herein have the meanings ascribed to them in the Prospectus.

NOTICE OF FUND SUBSTITUTION

On October 22, 2021 (the “Substitution Date”), in accordance with applicable law, GIAC and the Separate Account will substitute the following “Existing Funds” in which investment divisions (“subaccounts”) of the Separate Account currently invest with the corresponding “Replacement Funds” (the “Substitution”), as set forth in the table below:

Existing Fund	Replacement Fund
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	Guardian Integrated Research VIP Fund
Columbia Variable Portfolio - Small Cap Value Fund (Class 2)	Guardian Small-Mid Cap Core VIP Fund
Putnam VT Multi-Cap Core Fund (Class IB)	Guardian Strategic Large Cap Core VIP Fund
Templeton Foreign VIP Fund	Guardian International Value VIP Fund

On the Substitution Date, all subaccount units corresponding to shares of each Existing Fund will be replaced with subaccount units corresponding to shares of the applicable Replacement Fund. In addition, the Existing Funds will be replaced by their corresponding Replacement Funds within the allocation models applicable to the GLWB.

The Substitution will be effected at the relative net asset values of the Existing Funds’ and the Replacement Funds’ shares. Your Contract value immediately prior to the Substitution will equal your Contract value immediately after the Substitution. There will be no tax consequences for you as a result of the Substitution. The Substitution will be performed at no cost to you. The fees and charges under your Contract will not increase as a result of the Substitution. Your rights and the Company’s obligations under your Contract will not be altered in any way.

Please note the following information regarding your transfer rights:

For Contracts without the GLWB

•

From the date of this Supplement until the Substitution Date, you may transfer your Contract value allocated to a subaccount that invests in an Existing Fund to any other subaccount or fixed-rate option available under your Contract free of charge.

•

For 30 days following the Substitution Date, you may transfer your Contract value allocated to a subaccount that invests in a Replacement Fund to any other subaccount or fixed-rate option available under your Contract free of charge.

•	Such transfers will not count as a transfer for purposes of any limitation on the number of transfers permitted under your Contract.

•

From the date of this Supplement until the Substitution Date, and for 30 days after the Substitution Date, except with respect to any market timing/short-term trading limitations as set forth in your Prospectus, GIAC will not exercise any rights reserved by it under the Contracts to impose additional restrictions on transfers between subaccounts.

•

On the Substitution Date, any Contract value remaining in a subaccount that invests in an Existing Fund will be automatically reallocated to the subaccount that invests in the corresponding Replacement Fund.

For Contracts with the GLWB

•	From the date of this Supplement until the Substitution Date, you may transfer the entire amount of your Contract value to any other allocation model available to you under your GLWB free of charge.

•	For 30 days following the Substitution Date, you may transfer the entire amount of your Contract value to any other allocation model available to you under your GLWB free of charge.

•

Such transfers will not count as a transfer for purposes of any limitation on the number of transfers permitted under your Contract. Please note, however, that the investment restrictions applicable to your GLWB will continue to apply during the time periods referenced above.

•

From the date of this Supplement until the Substitution Date, and for 30 days after the Substitution Date, except with respect to any market timing/short-term trading limitations or limitations imposed by the GLWB as set forth in your Prospectus, GIAC will not exercise any rights reserved by it under the Contracts to impose additional restrictions on transfers between subaccounts under the Contracts.

•

On the Substitution Date, the Replacement Funds will immediately replace the Existing Funds within all applicable allocation models. Any Contract value remaining in a subaccount that invests in an Existing Fund on the Substitution Date will be automatically reallocated to the subaccount that invests in the corresponding Replacement Fund.

You may make changes to your investment allocations by submitting your written, electronic or telephone instructions in Good Order by mail to The Guardian Insurance & Annuity Company, Inc., Individual Markets, Annuities, at P. O. Box 981592, El Paso, TX 79998-1592 (regular mail) or 5951 Luckett Ct., Bldg. A, El Paso, TX 79932 (overnight mail), sending an email to GIAC_CRU@glic.com or by calling 1-888 GUARDIAN (1-888-482-7432).

If your Contract value is automatically transferred on the Substitution Date, you will receive a confirmation showing the transfer of your Contract value from each subaccount that invests in an Existing Fund to the subaccount that invests in the corresponding Replacement Fund. Due to the difference in unit values, the number of units you receive in the subaccount investing in the Replacement Fund will be different from the number of units you held in the subaccount investing in the corresponding Existing Fund.

A summary prospectus for each Replacement Fund accompanies this Supplement.

Further, certain administrative programs will be impacted by the Substitution. Specifically:

•

Dollar Cost Averaging (“DCA”) and Automatic Portfolio Rebalancing (“APR”): If you are enrolled in a DCA program or APR that includes an Existing Fund, you may terminate your current allocation instructions and provide new allocation instructions at any time. If you do not provide new allocation instructions prior to the Substitution Date, your enrollment will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

•

Premium Allocation Instructions: If you have premium allocation instructions on file that include an Existing Fund, you may change those allocation instructions by providing new allocation instructions at any time. If you do not provide new allocation instructions prior to the Substitution Date, your premium allocation instructions on file will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

•

Automated Alert Program: If you have any Automated Alerts on file that include an Existing Fund, you may change those Automated Alerts by providing new instructions at any time. If you do not provide new instructions prior to the Substitution Date, your Automated Alert instructions on file will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

Appendixes A and B of the Prospectus are replaced with the following:

Appendix A — Funds Available Under the Contract

The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://guardianlife.onlineprospectus.net/guardianlife/Investor-II/index.html?where=eengine.goToDocument(%22Product%20Prospectus%22). You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-888- GUARDIAN (1-888-482-7342) or by sending an email request to GIAC_CRU@glic.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

			As of December 31, 2020
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Maximize total return consistent with the Adviser’s determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B) AllianceBernstein, L.P.	1.06%	4.86%	5.76%	N/A
Seeks high total investment return.	BlackRock Advantage Large Cap Core V.I. Fund (Class III)(1) BlackRock Advisors, LLC	0.84%	19.50%	14.31%	12.86%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) BlackRock Advisors, LLC	1.01%	20.70%	9.17%	6.61%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio (Class II) Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC	1.06%	42.91%	19.54%	15.59%
Long-term capital appreciation.	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)(1) Columbia Management Investment Advisers, LLC	1.13%	8.59%	10.22%	8.19%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund.	0.49%	0.24%	0.77%	0.39%
The Fund seeks income and capital appreciation to produce a high total return.	Guardian Core Plus Fixed Income VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.80%	7.42%	N/A	N/A

1

			As of December 31, 2020
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks capital appreciation.	Guardian Diversified Research VIP Fund Park Avenue Institutional Advisers LLC Putnam Investment Management, LLC	1.00%	20.19%	N/A	N/A
The Fund seeks total return	Guardian Global Utilities VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	1.03%	4.19%	N/A	N/A
The Fund seeks long-term growth of capital.	Guardian Growth & Income VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	1.01%	2.12%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Columbia Management Investment Advisers, LLC	0.96%	19.22%	N/A	N/A
The Fund seeks total return consisting of long-term capital growth and current income.	Guardian International Growth VIP Fund Park Avenue Institutional Advisers LLC J.P. Morgan Investment Management Inc.	1.18%	28.16%	N/A	N/A
The Fund seeks long-term capital appreciation.	Guardian International Value VIP Fund Park Avenue Institutional Advisers LLC Lazard Asset Management LLC	1.00%	8.31%	N/A	N/A
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	36.41%	N/A	N/A
The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	Guardian Large Cap Disciplined Value VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc. d/b/a	0.97%	1.20%	N/A	N/A

2

			As of December 31, 2020
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks long-term growth of capital.	Guardian Large Cap Fundamental Growth VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	0.88%	30.73%	N/A	N/A
The Fund seeks long-term capital appreciation.	Guardian Mid Cap Relative Value VIP Fund Park Avenue Institutional Advisers LLC Wells Capital Management Incorporated	1.06%	2.80%	N/A	N/A
The Fund seeks long-term growth of capital.	Guardian Mid Cap Traditional Growth VIP Fund Park Avenue Institutional Advisers LLC Janus Capital Management LLC	1.10%	19.15%	N/A	N/A
The Fund seeks to provide a high current income with a secondary objective of capital appreciation.	Guardian Multi-Sector Bond VIP Fund Park Avenue Institutional Advisers LLC	0.89%	7.08%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Small Cap Core VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	1.05%	2.43%	N/A	N/A
The fund seeks capital appreciation.	Guardian Small-Mid Cap Core VIP Fund(2) Park Avenue Institutional Advisers LLC Wells Capital Management Incorporated	0.93%	N/A	N/A	N/A
The fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund(2) Park Avenue Institutional Advisers LLC AllianceBernstein, L.P.	0.84%	N/A	N/A	N/A
The Fund seeks total return with an emphasis on current income as well as capital appreciation.	Guardian Total Return Bond VIP Fund Park Avenue Institutional Advisers LLC	0.79%	6.68%	N/A	N/A

3

			As of December 31, 2020
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks total return with an emphasis on current income as well as capital appreciation.	Guardian U.S. Government Securities VIP Fund Park Avenue Institutional Advisers LLC	0.75%	5.30%	N/A	N/A
Seeks capital appreciation.	MFS® Blended Research® Core Equity Portfolio (Service Class) Massachusetts Financial Services Company	0.70%	15.06%	12.20%	12.36%
Seeks capital appreciation.	MFS® Technology Portfolio (Service Class) Massachusetts Financial Services Company	1.20%	46.41%	24.86%	19.14%
Seeks capital appreciation.	MFS® New Discovery Series (Service Class) Massachusetts Financial Services Company	1.12%	45.58%	22.68%	14.41%
Current income and total return.	Pioneer Bond VCT Portfolio (Class II) Amundi Pioneer Asset Management, Inc	0.90%	8.42%	4.71%	4.38%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund Class IB formerly Putnam VT Equity Income Fund IB Putnam Investment Management, LLC. Putnam Investments Limited	0.82%	5.80%	11.25%	11.60%
Seeks capital appreciation.	Putnam VT Multi-Cap Core Fund IB(1) Putnam Investment Management, LLC. Putnam Investments Limited	0.92%	17.27%	14.44%	13.20%
Seeks capital appreciation.	Putnam VT Small Cap Value Fund Class IB Putnam Investment Management, LLC. Putnam Investments Limited	1.40%	3.96%	7.29%	8.21%
Seeks long-term capital growth.	Templeton Foreign VIP Fund (Class 2 Shares)(1) Templeton Investment Counsel, LLC	1.11%	-1.16%	3.30%	2.42%

4

			As of December 31, 2020
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund (Class 2 Shares) Franklin Advisers, Inc.	0.74%	-5.28%	0.66%	1.56%
The Victory 500 Index VIP Series seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index.	Victory 500 Index VIP Series Victory Capital Management Inc.	0.28%	20.13%	15.32%	13.79%
To seek current income. Capital appreciation is a secondary objective.	Victory High Yield VIP Series Victory Capital Management Inc. Park Avenue Institutional Advisers LLC	0.89%	7.92%	9.75%	6.76%
To seek a high level of current income and capital appreciation without undue risk to principal.	Victory INCORE Investment Quality Bond VIP Series Victory Capital Management Inc.	0.56%	8.35%	4.62%	4.05%
A high level of current income consistent with preservation of capital.	Victory INCORE Low Duration Bond VIP Series Victory Capital Management Inc.	0.53%	4.33%	2.56%	1.94%
Long-term capital appreciation.	Victory RS International VIP Series Victory Capital Management Inc.	0.93%	6.24%	8.27%	5.96%
Long-term capital appreciation.	Victory RS Large Cap Alpha VIP Series Victory Capital Management Inc.	0.55%	-0.44%	8.98%	9.64%
Long-term capital growth.	Victory RS Small Cap Growth Equity VIP Series Victory Capital Management Inc.	0.88%	38.06%	19.77%	16.55%
Long-term capital appreciation.	Victory Sophus Emerging Markets VIP Series Victory Capital Management Inc.	1.35%	16.17%	13.06%	3.01%

(1)	On or about October 22, 2021, this Fund will no longer be available as a variable investment option under the Contract.
(2)	On or about October 22, 2021, this Fund will be available as a variable investment option under the Contract.

5

Appendix B — Funds Available Under the GLWB Rider

For contracts issued in conjunction with application dated during the periods below, the chart lists the models available to contracts with the rider. During the entire time this rider is in effect, you must invest all of your premium payments and the contract Accumulation Value in one of the allocation models listed under the applicable period for your contract.

On or prior to October 22, 2021

Fund	Guaranteed Living Withdrawal Rider
	6/1/12 – 4/1/15				5/1/15 – 7/31/15				8/1/15 – 2/17/17
	Aggressive 80/20	Growth 70/30	Moderate 60/40	Conservative 40/60	Aggressive 80/20	Growth 70/30	Moderate 60/40	Conservative 40/60	Growth 70/30	Moderate 60/40	Conservative 40/60
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	5%		3%	2%
ClearBridge Variable Small Cap Growth Portfolio (Class II)									2%	2%
Columbia Variable Portfolio – Small Cap Value Fund (Class 2)	2%		2%	2%	2%	2%	2%	2%
Guardian Core Plus Fixed Income VIP Fund	6%	30%	12%	20%	2%	7%	3%	4%	13%	16%	27%
Guardian Diversified Research VIP Fund		20%							7%	7%	4%
Guardian Global Utilities VIP Fund	2%		2%
Guardian Growth & Income VIP Fund		22%							6%	5%	4%
Guardian Integrated Research VIP Fund									7%	6%	3%
Guardian International Growth VIP Fund	2%	9%	2%		2%		2%	2%	2%	2%
Guardian International Value VIP Fund									7%	5%	5%
Guardian Large Cap Disciplined Growth VIP Fund	10%		7%	5%	7%	2%	5%	4%	5%	4%	2%
Guardian Large Cap Disciplined Value VIP Fund	10%		8%	6%	10%	6%	9%	8%	9%	8%	6%
Guardian Large Cap Fundamental Growth VIP Fund	7%		5%	4%	8%	5%	7%	6%	7%	6%	5%
Guardian Mid Cap Relative Value VIP Fund	6%	12%	5%	4%	6%	4%	6%	5%	6%	5%	4%
Guardian Mid Cap Traditional Growth VIP Fund	6%		4%	3%	6%	3%	5%	4%	5%	4%	3%
Guardian Multi-Sector Bond VIP Fund	3%		6%	8%	3%	8%	5%	6%	5%	6%	8%
Guardian Small Cap Core VIP Fund	5%	7%	4%	2%	5%	2%	5%	4%	5%	4%	2%
Guardian Total Return Bond VIP Fund					3%	8%	4%	6%	6%	9%	13%
Guardian U.S. Government Securities VIP Fund	3%		7%	10%	3%	10%	5%	7%
MFS® Blended Research® Core Equity Portfolio (Service Class)					8%	3%	7%	6%
MFS® New Discovery Series (Service Class)	2%		2%		2%		2%	2%
MFS® Technology Portfolio (Service Class)	2%		2%
Pioneer Bond VCT Portfolio (Class II)					3%	9%	5%	6%	6%	9%	12%
Putnam VT Large Cap Value Fund Class IB	7%		5%	4%	7%	4%	6%	5%
Putnam VT Multi-Cap Core Fund IB					8%	4%	7%	7%
Putnam VT Small Cap Value Fund Class IB									2%	2%	2%
Templeton Foreign VIP Fund (Class 2 Shares)	9%		5%	5%	9%	5%	7%	5%
Victory INCORE Investment Quality Bond VIP Series	5%		9%	13%	3%	9%	4%	5%
Victory INCORE Low Duration Bond VIP Series	3%		6%	9%	3%	9%	4%	6%
*	You may only elect the GLWB Step-Up Death Benefit or GLWB Return of Premium Death Benefit if you elect the GLWB rider. This means that when you elect one of these death benefits, your investment allocations must conform with the GLWB investment allocation restrictions.

6

After October 22, 2021

Fund	Guaranteed Living Withdrawal Rider
	6/1/12 – 4/1/15				5/1/15 – 7/31/15				8/1/15 – 2/17/17
	Aggressive 80/20	Growth 70/30	Moderate 60/40	Conservative 40/60	Aggressive 80/20	Growth 70/30	Moderate 60/40	Conservative 40/60	Growth 70/30	Moderate 60/40	Conservative 40/60
ClearBridge Variable Small Cap Growth Portfolio (Class II)									2%	2%
Guardian Core Plus Fixed Income VIP Fund	6%	30%	12%	20%	2%	7%	3%	4%	13%	16%	27%
Guardian Diversified Research VIP Fund		20%							7%	7%	4%
Guardian Global Utilities VIP Fund	2%		2%
Guardian Growth & Income VIP Fund		22%							6%	5%	4%
Guardian Integrated Research VIP Fund	5%		3%	2%					7%	6%	3%
Guardian International Growth VIP Fund	2%	9%	2%		2%		2%	2%	2%	2%
Guardian International Value VIP Fund	9%		5%	5%	9%	5%	7%	5%	7%	5%	5%
Guardian Large Cap Disciplined Growth VIP Fund	10%		7%	5%	7%	2%	5%	4%	5%	4%	2%
Guardian Large Cap Disciplined Value VIP Fund	10%		8%	6%	10%	6%	9%	8%	9%	8%	6%
Guardian Large Cap Fundamental Growth VIP Fund	7%		5%	4%	8%	5%	7%	6%	7%	6%	5%
Guardian Mid Cap Relative Value VIP Fund	6%	12%	5%	4%	6%	4%	6%	5%	6%	5%	4%
Guardian Mid Cap Traditional Growth VIP Fund	6%		4%	3%	6%	3%	5%	4%	5%	4%	3%
Guardian Multi-Sector Bond VIP Fund	3%		6%	8%	3%	8%	5%	6%	5%	6%	8%
Guardian Small Cap Core VIP Fund	5%	7%	4%	2%	5%	2%	5%	4%	5%	4%	2%
Guardian Small-Mid Cap Core VIP Fund	2%		2%	2%	2%	2%	2%	2%
Guardian Strategic Large Cap Core VIP Fund					8%	4%	7%	7%
Guardian Total Return Bond VIP Fund					3%	8%	4%	6%	6%	9%	13%
Guardian U.S. Government Securities VIP Fund	3%		7%	10%	3%	10%	5%	7%
MFS® Blended Research® Core Equity Portfolio (Service Class)					8%	3%	7%	6%
MFS® New Discovery Series (Service Class)	2%		2%		2%		2%	2%
MFS® Technology Portfolio (Service Class)	2%		2%
Pioneer Bond VCT Portfolio (Class II)					3%	9%	5%	6%	6%	9%	12%
Putnam VT Large Cap Value Fund Class IB	7%		5%	4%	7%	4%	6%	5%
Putnam VT Small Cap Value Fund Class IB									2%	2%	2%
Victory INCORE Investment Quality Bond VIP Series	5%		9%	13%	3%	9%	4%	5%
Victory INCORE Low Duration Bond VIP Series	3%		6%	9%	3%	9%	4%	6%

*	You may only elect the GLWB Step-Up Death Benefit or GLWB Return of Premium Death Benefit if you elect the GLWB rider. This means that when you elect one of these death benefits, your investment allocations must conform with the GLWB investment allocation restrictions.

This Supplement Should Be Retained For Future Reference.

7

The Guardian Separate Account R

PART C. OTHER INFORMATION

Item 27.	Exhibits

Number	Description

(a)	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account R(1)

(b)	Not Applicable

(c)	Underwriting and Distribution Contracts:

(i) Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Park Avenue Securities LLC(1)

(ii) Form of GIAC Selling Agreement(1)

(d)	(i) Specimen of Variable Annuity Contract(1)

(ii) Guaranteed Lifetime Withdrawal Benefit Rider (GLWB)(1)

(iii) Fixed Dollar Cost Averaging (DCA)(1)

(e)	Form of Application for Variable Annuity Contract(2)

(f)	(i) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc. dated March 2, 1970, as amended August 29, 1986 and December 21, 1999(1)

(ii) By-laws of The Guardian Insurance & Annuity Company, Inc(1)

(g)	Not Applicable

(h)	Participation Agreements.

(h)(i)	AB Variable Products Series Fund(5)

(h)(i)(a) First Amendment to Agreement (2008)(5)

(h)(i)(b) Amendment to Agreement (No. 2)(12)

(h)(i)(c) Amendment to Agreement (No. 3)(12)

(h)(i)(d) Amendment to Agreement (No. 4)(12)

(h)(i)(e) Amendment to Agreement (No. 5) (2015)(12)

(h)(i)(f) Amendment to Agreement (No. 6) (2021)(16)

(h)(ii)	BlackRock Variable Series Funds Inc.(7)

(h)(ii)(a) Amendment to Participation Agreement (2021)(16)

(h)(iii)	Columbia Funds(9)

(h)(iii)(a) Amendment to Columbia Participation Agreement (2013)(10)

(h)(iii)(b) Amendment to Columbia Participation Agreement (2021)(16)

(h)(iv)	Fidelity Variable Insurance Products Fund (including amendments 1-3)(5)

(h)(iv)(a) Amendment #4 to Agreement (2002)(5)

(h)(iv)(b) Amendment #5 to Agreement (2005)(5)

(h)(iv)(c) Amendment #6 to Agreement (2008)(5)

(h)(iv)(d) Amendment #7 to Agreement (2021)(16)

(h)(v)	Franklin Templeton (2002)(5)

(h)(v)(a) Amendment No. 1 (2004)(5)

(h)(v)(b) Amendment No. 2 (2007)(5)

(h)(v)(c) Amendment No. 3 (2008)(5)

(h)(v)(d) Amendment No. 4 (2013)(12)

(h)(v)(e) Amendment No. 5 (2015)(12)

(h)(v)(f) Amendment No.6 (2021)(16)

(h)(vi)	Guardian Variable Products Trust (2016) (as amended through 2021)(16)

(h)(vii)	Legg Mason Partners Variable Income Trust (2011)(8)

(h)(vii)(a) Amendment to Participation Agreement (2020)(16)

(h)(viii)	MFS Variable Insurance Trust** (2000) (as amended through 2008)(15)

(h)(viii)(a) Amendment to Participation Agreement (2020)(16)

(h)(ix)	Pioneer Funds(9)

(h)(ix)(a) Amendment No. 1 to Pioneer Participation Agreement (2013)(11)

(h)(ix)(b) Amendment No. 2 to Pioneer Participation Agreement (2020)(16)

(h)(x)	Putnam Funds Participation Agreement (2012)(13)

(h)(x)(a) Amendment No. 1 to Putnam Funds Participation Agreement (2013)(13)

(h)(x)(b) Amendment No. 2 to Putnam Funds Participation Agreement (2015)(13)

(h)(x)(c) Amendment No. 3 to Putnam Funds Participation Agreement (2016)(13)

(h)(x)(d) Amendment No. 4 to Putnam Funds Participation Agreement (2020)(16)

(h)(xi)	Victory Capital Management Inc. (2015)(15)

(h)(xi)(a) Amendment to Participation Agreement (2020)(16)

(i)	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and its Subsidiaries(1)

(j)	Not Applicable

(k)	Opinion and consent of Counsel(3)

(l)	Consent of PricewaterhouseCoopers LLP(17)

(m)	Not Applicable

(n)	Not Applicable

(o)	Not Applicable

(1)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-179997) as initially filed on March 8, 2012.
(2)	Incorporated by reference to the Pre-effective Amendment No. 1 to the Registration Statement on Form N-4 (Reg. No. 333- 179997) as filed on May 11, 2012.
(3)	Incorporated by reference to the Pre-effective Amendment No. 2 to the Registration Statement on Form N-4 (Reg. No. 333- 179997) as filed on May 25, 2012.
(4)	Not Applicable
(5)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by the Registrant on August 1, 2008 (File No. 333-151073; Accession No. 0001193125-08-163928)
(6)

Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed by the Registrant on August 26, 2008 (File No. 333-151073; Accession No. 0001193125-08-184460)

(7)	Incorporated by reference to the Registration Statement on Form N-6 filed by the Registrant on May 2, 2013 (File No. 333-188304; Accession No. 0001193125-13-196448)
(8)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by the Registrant on July 15, 2013 (File No. 333-188304; Accession No. 0001193125-13-290766)
(9)	Incorporated by reference to Pre-Effective Amendment No. 2 on Form N-6 filed by the Registrant on September 27, 2013 (File No. 333-188304; Accession No. 0001193125-13-382543)
(10)	Incorporated by reference Post-Effective Amendment No. 2 to the Registration statement on Form N-6 filed by the Registrant on April 24, 2015 (File No. 333-188304; Accession No. 0001193125-15-146150)
(11)	Incorporated by reference Post Effective Amendment No. 4 to the Registration statement on Form N-6 filed by the Registrant on April 25, 2016 (File No. 333-188304; Accession No. 0001193125-16-553860)
(12)

Incorporated by reference to Post Effective Amendment No. 5 to the Registration statement on Form N-6 filed by the Registrant on April 25, 2017 (File No. 333-188304; Accession No. 0001193125-17-136515)

(13)

Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by the Registrant on April 26, 2019 (File No. 333-222952; Accession Number 0001193125-19-122119)

(14)	Not Applicable
(15)

Incorporated by reference to Post-Effective Amendment No. 5 to the Registration statement on Form N-6 filed by the Registrant on April 25, 2017 (File No. 333-188304; Accession No. 0001193125-17-136515)

(16)	Incorporated by reference to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 as filed on April 28, 2021(Reg. No. 333-179997 ; Accession Number 0001193125-21-136961)
(17)	Filed herewith

Item 28.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant.

Name and Principal Business Address:	Positions and Offices with Depositor
Dominique Baede 10 Hudson Yards, New York, NY 10001	Director and President

Michael Ferik 10 Hudson Yards, New York, NY 10001	Director

Kevin Molloy 10 Hudson Yards, New York, NY 10001	Director

Michael Slipowitz 10 Hudson Yards, New York, NY 10001	Director, Senior Vice President & Corporate Chief Actuary

Jean LaTorre 10 Hudson Yards, New York, NY 10001	Executive Vice President & Chief Investment Officer

Kermitt Brooks 10 Hudson Yards, New York, NY 10001	Executive Vice President & General Counsel

Harris Oliner 10 Hudson Yards, New York, NY 10001	Senior Vice President & Associate Corporate Secretary

Kim Sellers 10 Hudson Yards, New York, NY 10001	Senior Vice President & Chief Tax Officer

Carl Desrochers 700 South Street, Pittsfield, MA 01201	Vice President & Chief Financial Officer

Jeff Butscher 6255 Sterner’s Way, Bethlehem, PA 18017	Vice President, Chief Compliance Officer & Rule 38a-1 Chief Compliance Officer

Stuart Carlisle 100 Great Meadow Road, Wethersfield, CT 06109	Vice President, Retirement Product Fund Management

Kimberly Delaney Geissel 6255 Sterner’s Way, Bethlehem, PA 18017	Vice President, Client Engagement

Jess Geller 101 Crawfords Corner Rd. Holmdel, NJ 07733	Vice President and Actuary, Individual Life

Walter R. Skinner 10 Hudson Yards, New York, NY 10001	Vice President & Treasurer

John H. Walter 10 Hudson Yards, New York, NY 10001	Vice President & Director of Finance

Nahulan Ethirveerasingam 10 Hudson Yards, New York, NY 10001	Second Vice President, Product Management, Individual Annuity, Retirement Solutions

Alex D. Borress 101 Crawfords Corner Rd. Holmdel, NJ 07733	Second Vice President and Actuary, Life and Annuity Pricing

Shawn P. McGrath 700 South Street, Pittsfield, MA 01201	Assistant Vice President, Individual Markets Financial Reporting

Christian Mele 6255 Sterner’s Way, Bethlehem, PA 18017	Assistant Vice President, Annuity Operations and Customer Service

Mariana Slepovitch 10 Hudson Yards, New York, NY 10001	Associate Actuary

Brenda Fischer 10 Hudson Yards, New York, NY 10001	Interim Anti-Money Laundering Officer

Name and Principal Business Address:	Positions and Offices with Depositor
Sonya Crosswell Assan 10 Hudson Yards, New York, NY 10001	Corporate Secretary

Brenda L. Ahner 6255 Sterner’s Way, Bethlehem, PA 18017	Director, Variable Product Issue

Tricia Mohr 6255 Sterner’s Way, Bethlehem, PA 18017	Director, GIAC Compliance and Licensing

John J. Monahan 6255 Sterner’s Way, Bethlehem, PA 18017	Director, Policy Forms

Item 29.	Persons Controlled by or under Common Control with Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

Page 2

First Commonwealth, Inc.
(Delaware Corp.)
(100% owned)
08/06/1999
First Commonwealth of Illinois, Inc.
(Illinois Corp.)
(100% owned)
08/06/1999
First Commonwealth of Missouri, Inc.
(Missouri Corp.)
(100% owned)
08/06/1999
Managed DentalGuard, Inc.
(Ohio Corp.)
(100% owned)
08/09/2010
First Commonwealth Insurance Company
(Illinois Corp.)
(100% owned)
08/06/1999
First Commonwealth Limited Health Services Corporation
(Illinois Corp.)
(100% owned)
08/06/1999
First Commonwealth Limited Health Services Corporation of Michigan
(Michigan Corp.)
(100% owned)
08/06/1999
Guardian India Operations Private Limited
(India Corp)
(99.999% owned)
08/01/2014
Premier Access Insurance Company
(California Corp.)
(100% owned)
08/01/2014
Avēsis Incorporated
(Delaware Corp.)
(100% owned)
01/29/2016
Premier Group, Inc.
(California Corp.)
(100% owned)
08/01/2014
Avēsis Insurance Incorporated
(Arizona Corp.)
(100% owned)
01/29/2016
Avēsis Third Party Administrators, Inc.
(Arizona Corp.)
(100% owned)
01/29/2016
Avēsis of New York, Inc.
(New York Corp.)
(100% owned)
01/29/2016
Access Dental Plan
(California Corp.)
(100% owned)
08/01/2014
Access Dental Plan of Nevada, Inc.
(Nevada Corp.)
(100% owned)
08/01/2014
Access Dental Plan of Utah, Inc.
(Utah Corp)
(100% owned)
08/01/2014
Avēsis Dental IPA, LLC
(New York)
(100% owned)
03/09/2020
Avēsis Eye Care IPA, LLC
(New York)
(100% owned)
03/09/2020

The date GLIC either directly or indirectly acquired control.

Page 3(1)

The Guardian Life Insurance Company of America
(New York Mutual Life Insurer)
Guardian Shores, LLC
(Delaware LLC)
(100% owned)
07/12/2010
Hanover Goodyear LLC*
(Delaware LLC)
100% owned
02/25/2010
Guardian Park Place LLC
(Delaware LLC)
(100% owned)
07/12/2011
Guardian Quincy, LLC
(Delaware LLC)
(100% owned)
12/02/2008
Guardian Ledges, LLC
(Delaware LLC)
100% owned
11/04/2008
Hanover Hoffman Estates LLC
(Delaware LLC)
(100% owned)
01/06/2015
Guardian Piazza D'Oro
(Delaware LLC)
100% owned
09/12/2013
Shores, LLC
(Delaware LLC)
(50% owned)
06/02/2010
Airside Business Park LP
(Pennsylvania LP)
25% owned
10/28/1998
Seasons Lynnwood, LLC
(Delaware LLC)
(100% owned)
10/31/2014
Guardian Exchange LLC
(Delaware LLC)
(100% owned)
05/05/2016
Guardian Juanita Village, LLC*
(Delaware LLC)
(100% owned)
10/16/2012
Hanover Acquisition II LLC
(Delaware LLC)
(100% owned)
12/22/2009
Guardian Springwoods III LLC
(Delaware LLC)
(100% owned)
11/05/2019
360 S. Acacia Partnership
(New York GP)
(53% owned)
11/23/1988
Guardian Lumiere LLC
(Delaware LLC)
(100% owned)
03/18/2016
Guardian Tryon Village LLC
(Delaware LLC)
(100% owned)
07/23/2011
B.A. Ventures, LLC
(New York LLC)
(50% owned)
07/02/1997
G-M Joint Venture
(Tennessee GP)
(90% owned)
09/27/1989
Guardian Cambridge Alewife LLC
(Delaware LLC)
(100% owned)
10/09/2019
Springwoods III Residential, LLC
(Delaware LLC)
(92.27% owned)
10/21/2019
Guardian/Abbey, LLC
(Delaware LLC)
(100% owned)
07/23/2007
Hanover South Barrington LLC
(Delaware LLC)
(100% owned)
03/24/2017
Berkshire Life Insurance
Company of America
(Massachusetts Corp.)
(100% owned)
12/22/2000
Guardian Troy Court LLC
(Delaware LLC)
(100% owned)
11/20/2020
Guardian Chelsea Place LLC
(Delaware LLC)
(100% owned)
07/27/2018
400 Columbus, LLC
(Delaware LLC)
(100% owned)
07/23/2007
400 Columbus II, LLC
(Delaware LLC)
(100% owned)
10/11/2007
Berkshire Acquisition LLC
(Delaware LLC)
(100% owned)
09/20/2010
Troy Court Industrial LLC
(Delaware LLC)
(50% owned)
11/12/2020
Chelsea Place Apartments LLC
(Delaware LLC)
(90% owned)
07/25/2018

(1) This chart shows subsidiaries holding primarily real estate assets

The date GLIC either directly or indirectly acquired control

* Asset sold; entity to be cancelled.

Page 8

Hanover Square TAP LLC
(Delaware LLC)
(100% owned)
10/28/2015
Guardian SLC Redwood Holdings II LLC
(Delaware LLC)
(100% owned)
10/8/2015
Guardian SLC Redwood Holdings LLC
(Delaware LLC)
(100% owned)
09/17/2015
TruAmerica Properties LLC (1)
(Delaware LLC)
(80% owned)
04/02/2013
Redwood Land Partners LLC
(Delaware LLC)
(10% owned by Redwood TA Manager LLC)
(90% owned by Guardian SLC Redwood Holdings LLC)
08/26/2015
Redwood TA Manager LLC
(Delaware LLC)
(80% owned)
08/26/2015
SLC Somerset Village Fee Owner LLC
(Delaware LLC)
(100% owned)
(98% indirectly owned by GLIC)
08/26/2015
Redwood Land Partners II LLC
(Delaware LLC)
(10% owned by Redwood TA II Manager LLC)
(90% owned by Guardian SLC Redwood Holdings II LLC)
(98% indirectly owned by GLIC)
10/07/2015
Redwood TA Manager II LLC
(Delaware LLC)
(80% owned)
10/07/2015
SLC Southwillow Fee Owner LLC
(Delaware LLC)
(100% owned)
(98% indirectly owned by GLIC)
08/26/2015

(1) See page 10 for additional subsidiaries of this entity.

The date GLIC either directly or indirectly acquired control.

Page 10

Hanover Square TAP LLC
(Delaware LLC)
(100% owned)
10/28/2015
TruAmerica Properties LLC
(Delaware LLC)
(80% owned)
04/02/2013
U.S. REIF Paradise Valley Manager, LLC *
(Delaware LLC)
(72% owned)
05/23/2014
Sierra Ridge Manager LLC
(Delaware LLC)
(78.63% owned)
08/01/2014
U.S. REIF Sierra Ridge Venture, LLC
(Delaware LLC)
(11.79% owned)
08/07/2014
Sierra Ridge Operator LLC
(Delaware LLC)
(78.63% owned)
08/01/2014
U.S. REIF Sierra Ridge CA LP
(Delaware limited partnership)
(11.79% owned)
08/18/2014
U.S. REIF Westhaven Apartments Manager LLC
(Delaware LLC)
(78.17% owned)
01/28/2014
U.S. REIF Westhaven Apartments Venture, LLC
(Delaware LLC)
(11.72% owned)
01/24/2014
U.S. REIF Westhaven Apartments Washington, LLC
(Delaware LLC)
(11.72% owned)
01/24/2014
Oasis Manager LLC
(Delaware LLC)
(74% owned)
07/15/2016
Oasis Land Partners LLC
(Delaware LLC)
(11.1% owned)
07/15/2016
Oasis Rainbow Fee Owner LLC
(Delaware LLC)
(11.1% owned)
07/15/2016
Oasis Vegas Fee Owner LLC
(Delaware LLC)
(11.1% owned)
07/15/2016
Oasis Jones Fee Owner LLC
(Delaware LLC)
(11.1% owned)
07/15/2016
AXIS Manager LLC
(Delaware LLC)
(75.69% owned)
03/01/2016
AXIS Land Partners LLC
(Delaware LLC)
(11.35% owned)
03/01/2016
AXIS Fee Owner LLC
(Delaware LLC)
(11.35% owned)
03/01/2016
Mariner Manager LLC
(Delaware LLC)
(80% owned)
04/04/2016
Mariner Land Partners LLC
(Delaware LLC)
(12% owned)
04/04/2016
Mariner Bayshore Fee Owner LLC
(Delaware LLC)
(12% owned)
04/04/2016
Mariner Sherwood Fee Owner LLC
(Delaware LLC)
(12% owned)
04/04/2016
Mariner Southfield Fee Owner LLC
(Delaware LLC)
(12% owned)
04/04/2016
Cabot Manager LLC
(DE LLC)
(72.25% owned)
7/2/2015
Oriole Baltimore Manager LLC
(DE LLC)
(80.00% owned)
9/20/2016
Point Sylvan Manager LLC
(DE LLC)
(72.03% owned)
4/26/2017
Sienna Vista Manager LLC
(DE LLC)
(68.83% owned)
6/26/2017
Ashley Lake Manager LLC
(DE LLC)
(72.16% owned)
5/11/2017
Villa Rita Manager LLC
(DE LLC)
(76.24% owned)
6/4/2014
Highpointe Manager LLC
(DE LLC)
(80.00% owned)
11/10/2015
Vermont Avenue Manager LLC
(DE LLC)
(80.00% owned)
6/25/2014
Falcon Pines Manager LLC
(DE LLC)
(72.94% owned)
9/14/2017
Erwin St Manager LLC
(DE LLC)
(80.00% owned)
11/20/2015

* Asset sold; entity to be cancelled.

The date GLIC either directly or indirectly acquired control.

Page 11

- Hanover Square TAP 2 LLC (Delaware LLC) (100% owned) * 02/02/2018
  - TruAmerica Properties III LLC (Delaware LLC) (90% owned) * 01/08/2018
    - Goldenrod Manager LLC (Delaware LLC) (72% owned) * 01/15/2020
    - TA Holdings Goldenrod LLC (Delaware LLC) (90% owned) * 01/21/2020
    - Goldenrod LL LLC (Delaware LLC) (90% owned) * 02/23/2020
    - Astor Park Manager LLC (DE LLC) (80.34% owned) 12/20/2017
    - Pacific Shores Manager LLC (DE LLC) (87.42% owned) 1/10/2020
    - TA Clearwater Manager LLC (DE LLC) (72.30% owned) 3/13/2018
    - TRU MF Manager LLC (DE LLC) (82.51% owned) 4/10/2018
    - TRU MF Manager II LLC (DE LLC) (84.23% owned) 3/12/2019
    - Trolley 8727 Manager LLC (DE LLC) (90.00% owned) 6/12/2018
    - Little River Manager LLC (DE LLC) (72.17% owned) 08/13/2020
    - Corte Bella TA Manager LLC (DE LLC) (90.00% owned) 7/24/2018
    - Solis FL Manager LLC (DE LLC) (73.24% owned) 7/11/2018
    - Warm Springs Manager LLC (DE LLC) (83.22% owned) 8/13/2018
    - Retreat Manager LLC (DE LLC) (72.34% owned) 8/31/2018
    - TA Country Lake Manager LLC (DE LLC) (79.60% owned) 10/1/2018
    - Baseline Mills Manager LLC (DE LLC) (72.08% owned) 11/29/2018
    - Tesoro Ranch Manager LLC (DE LLC) (84.63% owned) 11/13/2018
    - McGill Manager LLC (DE LLC) (87.03% owned) 11/19/2018
    - Highlands GT Manager, LLC (DE LLC) (72.06% owned) 08/26/2020
    - Paces Ferry Manager LLC (DE LLC) (87.41% owned) 11/19/2018
    - South Kirkman Manager LLC (DE LLC) (84.27% owned) 12/21/2018
    - Lowell Heights Manager LLC (DE LLC) (82.89% owned) 1/24/2019
    - Timacuan Manager LLC (DE LLC) (84.99% owned) 02/05/2019
    - Sweetwater Vintage Manager LLC (DE LLC) (85.75% owned) 04/16/2019
    - Allanza Manager LLC (DE LLC) (82.67% owned) 04/23/2019
    - Runaway Lakes Manager LLC (DE LLC) (78.33% owned) 05/10/2019
    - Covington Manager LLC (DE LLC) (73.97% owned) 07/01/2019
    - McMullen Booth Manager, LLC (DE LLC) (72.40% owned) 08/13/2020
    - North Raleigh TA Manager LLC (DE LLC) (86.72% owned) 7/16/2019
    - Satellite Blvd Manager LLC (DE LLC) (75.33% owned) 8/5/2019
    - Puyallup Townhomes Manager LLC (DE LLC) (72.61% owned) 7/15/2019
    - Magnolia Ridge Manager LLC (DE LLC) (87.22% owned) 9/24/2019
    - Rancho Presidio Manager LLC (DE LLC) (86.27% owned 11/26/2019
    - Bayou Point Manager LLC (DE LLC) (72.30% owned) 10/24/2019
    - TA Holdings Bayou Point LLC (DE LLC) (90.00% owned) 10/31/2019
    - Central Park Manager LLC (DE LLC) (72.46% owned) 11/15/2017
    - Central Park Manager II LLC (DE LLC) (83.62 % owned) 9/12/2019
    - Bayou Point LL LLC (DE LLC) (90.00% owned) 10/31/2019

---

* The date GLIC either directly or indirectly acquired control.

Page 13

Lowe Capital Partners, LLC
(Delaware LLC)
(80% owned)
06/28/2010
San Diego TC Investor, LLC
(Delaware LLC)
(80% owned)
01/30/2012
San Diego Circle, LLC
(Delaware LLC)
(80% owned)
04/23/2014
Valley Circle Venture, LLC
(Delaware LLC)
(12.2% owned)
05/31/2019
LCP Culver City Intermediate, LLC
(Delaware LLC)
(48% owned)
08/22/2014
Culver City Triangle Investor, LLC
(Delaware LLC)
(15.9 % owned)
06/19/2013
LCP East Second Intermediate, LLC
(Delaware LLC)
(80% owned)
07/30/2013
LCP Seneca Street Intermediate, LLC
(Delaware LLC)
(80% owned)
09/19/2013
Seneca Street Developer, LLC
(Delaware LLC)
(80% owned)
09/19/2013
LCP WSR Intermediate, LLC
(Delaware LLC)
(80% owned)
01/31/2012
LEI LCP-GL II, LLC
(Delaware LLC)
(21.4% owned)
03/21/2012
LCP Eldorado Intermediate, LLC
(Delaware LLC)
(80% owned)
06/15/2012
LCP Suncadia Intermediate, LLC
(Delaware LLC)
(80% owned)
03/28/2012
Suncadia Capital, LLC
(Delaware LLC)
(46.4% owned)
03/28/2012
Suncadia Operating Member, LLC
(Delaware LLC)
(46.4% owned)
03/22/2012
LCP Holly Drive Intermediate, LLC
(Delaware LLC)
(80% owned)
01/16/2014
LCP-ARE Investor, LLC (1)
(Delaware LLC)
(88.89 % owned)
(62.25% indirectly owned by GLIC through
LCP 2A-ARE Intermediate, LLC and 26.64%
owned by Guardian through LCP Holly Dive
Intermediate, LLC)
01/29/2014
LEI LCP-GL, LLC (1)
(Delaware LLC)
(95 % owned)
(20% indirectly owned by GLIC through Lowe Capital Partners, LLC and
75% indirectly owned by GLIC through Guardian LCP Hospitality I LLC)
04/25/2011
LEI AI-GL Hotels, LLC (1)
(Delaware LLC)
(33% owned)
04/05/2011

(1) This entity also appears on page 12.

The date GLIC either directly or indirectly acquired control.

Page 14

Broadshore Capital Partners, LLC
(Delaware LLC)
(84.21% owned)
℅08/19/2010
LEIM West Loop, LLC
(Delaware LLC)
(84.21% owned)
℅04/20/2012
LEIM Seattle, LLC
(Delaware LLC)
(84.21% owned)
℅05/04/2011
LEIM L-O Manager, LLC
(Delaware LLC)
(84.21% owned)
℅09/29/2011
LEI Keystone Holding, LLC
(Delaware LLC)
(84.21% owned)
℅06/25/2012
LEIM-ARE Manager, LLC
(Delaware LLC)
(84.21% owned)
℅01/29/2014
LEIM-FA Manager, LLC
(Delaware LLC)
(84.21% owned)
℅12/30/2014
LEIM-ALB Manager, LLC
(Delaware LLC)
(84.21% owned)
℅04/25/2015
LEIM TFO Manager, LLC
(Delaware LLC)
(84.21% owned)
℅12/13/2016
LEIM-CIG Manager, LLC
(Delaware LLC)
(84.21% owned)
℅07/27/2016
LEIM LEGIA Manager LLC
(Delaware LLC)
(84.21% owned)
℅08/15/2017
LEIM SS-LEI Manager, LLC
(Delaware LLC)
(84.21% owned)
℅07/14/2017
LEIM BFQ Manager, LLC
(Delaware LLC)
(84.21% owned)
℅05/01/2017
LEIM USHV Manager, LLC
(Delaware LLC)
(84.21% owned)
℅08/25/2017
Broadshore Capital CV LLC
(Delaware LLC)
(84.21% owned)
℅12/13/2019
BCP Atlantic Manager, LLC
(Delaware LLC)
(84.21% owned)
℅12/19/2019
BCP TFO Manager, LLC
(Delaware LLC)
(84.21% owned)
℅01/21/2020

℅ The date GLIC either directly or indirectly acquired control.

Item 30.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (i) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Item 31.	Principal Underwriters

(a) Park Avenue Securities LLC (“PAS”) is the principal underwriter of the Registrant’s variable annuity contracts.

In addition, PAS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of each director and officer of PAS.

OFFICER	OFFICER TITLE
Marianne Caswell 10 Hudson Yards, New York, NY 10001	Board Manager & President

Michael Ferik 10 Hudson Yards, New York, NY 10001	Board Manager

Leyla Lesina 10 Hudson Yards, New York, NY 10001	Board Manager

Kevin Molloy 10 Hudson Yards, New York, NY 10001	Board Manager

Harris Oliner 10 Hudson Yards, New York, NY 10001	Senior Vice President, Associate Corporate Secretary

Carly Maher 10 Hudson Yards, New York, NY 10001	Vice President, Operating Officer

Joseph Fuschillo 10 Hudson Yards, New York, NY 10001	Vice President, Head of Business Development

Amandah Greiling 6255 Sterner’s Way, Bethlehem, PA 18017	Vice President, Enterprise Customer Service

John Guthery 700 South Street, Pittsfield, MA 01201	Vice President, Head of Product, Research & Sponsor Relations

Michael Kryza 100 First Stamford Place Stamford, CT 06902	Vice President, Business Development, Group

Joshua Hergan 10 Hudson Yards, New York, NY 10001	Second Vice President & General Counsel

Thomas Drogan 10 Hudson Yards, New York, NY 10001	Second Vice President & Chief Compliance Officer

Shawn McGrath 700 South Street, Pittsfield, MA 01201	Second Vice President, Individual Markets Controller

Allen Boggs 10 Hudson Yards, New York, NY 10001	Second Vice President, Supervision and Business Risk

Michael Ryniker 10 Hudson Yards, New York, NY 10001	Assistant Vice President, Operations

Christian Mele 6255 Sterner’s Way, Bethlehem, PA 18017	Assistant Vice President, Head of Wealth Management and Annuity Operations

Sonya Crosswell Assan 10 Hudson Yards, New York, NY 10001	Corporate Secretary

Jason Eskenazi 10 Hudson Yards, New York, NY 10001	Manager, Business Development

Yossi Rosanel 10 Hudson Yards, New York, NY 10001	Director, Financial and Operations Principal

Robert D. Grauer 10 Hudson Yards, New York, NY 10001	Assistant Corporate Secretary

Brian Hagan 101 Crawfords Corner Rd, Holmdel, PA 07733	Anti-Money Laundering Compliance Officer

(c) PAS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

Net Underwriting	Compensation on
Discounts and	Redemption or	Brokerage
Commissions	Annuitization	Commission	Compensation
N/A	N/A	N/A	N/A

Item 32.	Location of Accounts and Records

Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 10 Hudson Yards, New York, New York 10001.

Item 33.	Management Services

None.

Item 34.	Fee Representation

GIAC hereby represents that the fees and charges deducted under the contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by us.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 14 under the 1933 Act and Amendment No. 16 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in New York, New York.

The Guardian Separate Account R
(Registrant)

By:	/s/ Dominique Baede
Dominique Baede
President of The Guardian Insurance & Annuity Company, Inc.

Date:	9/15/2021

Time:	2:43:31 PM

The Guardian Insurance & Annuity Company, Inc.
(Depositor)

By:	/s/ Dominique Baede
Dominique Baede
President

Date:	9/15/2021

Time:	2:43:31 PM

As required by the Securities Act of 1933, this Post-effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Dominique Baede	President & Director	Date: 9/15/2021	Time: 2:43:31 PM
Dominique Baede

/s/ Carl Desrochers	Vice President &	Date: 9/15/2021	Time: 1:22:37 pm
Carl Desrochers	Chief Financial Officer

/s/ Michael N. Ferik	Director	Date: 9/15/2021	Time: 1:03:06 pm
Michael N. Ferik

/s/ Kevin Molloy	Director	Date: 9/15/2021	Time: 1:00:36 pm
Kevin Molloy

/s/ Michael Slipowitz	Senior Vice President,	Date: 9/15/2021	Time: 1:53:47 pm
Michael Slipowitz	Corporate Chief Actuary
& Director

Exhibit Index

Exhibit Number	Description

(l)	Consent of PricewaterhouseCoopers LLP